Inventories (Schedule of Short-term and Long-term Inventories) (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term:
Finished goods	$ 1,900,624	$ 1,961,627
Work in process	109,247	79,914
Billets	1,791,802	2,046,143
Raw materials and supplies	2,760,319	4,576,732
Materials, spare parts and rollers	1,146,705	1,154,586
Materials in transit	534,516	319,420
Short-term Inventories, net	8,243,213	10,138,422
Long-term:
Coke	747,300	952,786
Spare parts	68,587	54,783
Rollers	144,486	140,009
Finished godos	353,095	353,095
Long-term inventories, gross	1,313,468	1,500,673
Less, valuation allowance at the lower of cost or net realizable value	(353,095)	(353,095)
Long-term inventories, net	$ 960,373	$ 1,147,578